Consolidated Statements of Redeemable Preferred Stock, Common Stock, Noncontrolling Interests and Stockholders' Equity (Deficit) -(Unaudited) - USD ($)	Redeemable Preferred Stock, Common Stock and Noncontrolling Interests Preferred Stock Series A	Redeemable Preferred Stock, Common Stock and Noncontrolling Interests Preferred Stock Series B	Redeemable Preferred Stock, Common Stock and Noncontrolling Interests Common stock	Redeemable Preferred Stock, Common Stock and Noncontrolling Interests Noncontrolling Interests	Preferred Stock Series A	Common stock	Additional Paid-in Capital	Accumulated Deficit	Noncontrolling Interests	Total
Balance at Sep. 30, 2014	$ 4,787,996	$ 4,589,872	$ 12,225,096	$ 3,101,047				$ (45,151,218)		$ (45,151,218)
Balance (in shares) at Sep. 30, 2014	3,681	4,000	1,739,130			7,670,783
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distribution of common stock in Sonnet Biotherapeutics, Inc. to stockholders								(221,154)	221,154
Contributions to noncontrolling interests									401,000	401,000
Repurchase of Series A redeemable preferred stock and deemed dividends	$ (142,370)			(1,546,818)				(83,631)		(83,631)
Repurchase of Series A redeemable preferred stock and deemed dividends (in shares)	(113)
Repurchase of redeemable noncontrolling interests and deemed dividends								(1,215,000)		(1,215,000)
Issuance of vested restricted stock units
Sale of common stock, net of issuance costs						$ 44,142,463				44,142,463
Sale of common stock, net of issuance costs (in shares)						1,765,511
Accretion of redeemable common stock	$ 427,027	$ 528,336	$ 3,201,577	149,548		$ (4,306,488)				(4,306,488)
Stock-based compensation expense						8,925				8,925
Net loss										(47,393,283)
Balance at Sep. 30, 2015	$ 5,072,653	$ 5,118,208	$ 15,426,673	1,703,777		$ 39,844,900		(94,064,286)	(654,417)	(54,873,803)
Balance (in shares) at Sep. 30, 2015	3,568	4,000	1,739,130			9,436,294
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Deconsolidation of Sonnet Biotherapeutics, Inc.									654,417	654,417
Employee tax withholdings related to the vesting of restricted stock						$ (71,760)				(71,760)
Employee tax withholdings related to the vesting of restricted stock (in shares)						(2,782)
Sale of common stock, net of issuance costs						$ 5,734	16,132,179			16,137,913
Sale of common stock, net of issuance costs (in shares)						573,388
Accretion of redeemable common stock			$ 2,463,160				(2,463,160)			(2,463,160)
Reincorporation to a Delaware Corporation	$ (5,072,653)	$ (5,118,208)			$ 102	$ (39,656,869)	49,847,628			10,190,861
Reincorporation to a Delaware Corporation (in shares)	(3,568)	(4,000)			10,193	2,193,601
Issuance of common stock upon the dissolution of Parilis				(1,703,777)	$ 16	$ 2,267	1,701,494			1,703,777
Issuance of common stock upon the dissolution of Parilis (in shares)					1,626	226,663
Reclassification of stock-based compensation liability							15,118,584			15,118,584
Sale of common stock units upon consummation of initial public offering and concurrent private placement, net of issuance costs						$ 66,667	33,717,538	33,784,205		33,784,205
Sale of common stock units upon consummation of initial public offering and concurrent private placement, net of costs (in shares)						6,666,666
Reclassification of redeemable common stock upon consummation of the initial public offering			$ (17,889,833)			$ 17,391	17,872,442			17,889,833
Reclassification of redeemable common stock upon consummation of the initial public offering (In shares)			(1,739,130)			1,739,130
Conversion of Series A preferred stock in connection with the initial public offering					$ (118)	$ 19,698	(19,580)
Conversion of Series A preferred stock in connection with the initial public offering (in shares)					(11,819)	1,969,818
Stock-based compensation expense							10,058,217			10,058,217
Net loss										(53,329,262)
Balance at Sep. 30, 2016						$ 228,028	$ 141,965,342	(147,393,548)		(5,200,178)
Balance (in shares) at Sep. 30, 2016						22,802,778	141,965,342
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from exercise of common stock warrants						$ 3,013				3,013
Proceeds from exercise of common stock warrants (in shares)						301,340
Issuance of vested restricted stock units						$ 4,840	$ (4,840)
Issuance of vested restricted stock units (in shares)						483,913
Stock-based compensation expense							$ 2,464,052			2,464,052
Net loss								$ (19,098,822)		$ (19,098,822)
Balance (in shares) at Dec. 31, 2016						23,588,031